Statement of Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings
Beginning Balance at Dec. 31, 2014	$ (1,750,556)	$ 2,293	$ 283,694	$ (2,036,543)
Beginning Balance, Shares at Dec. 31, 2014		22,930,000
Net loss	(135,647)			(135,647)
Ending Balance at Dec. 31, 2015	(1,886,203)	$ 2,293	283,694	(2,172,190)
Ending Balance, Shares at Dec. 31, 2015		22,930,000
Net loss	(120,100)			(120,100)
Ending Balance at Dec. 31, 2016	(2,006,303)	$ 2,293	$ 283,694	$ (2,292,290)
Ending Balance, Shares at Dec. 31, 2016		22,930,000
Net loss	(54,705)
Ending Balance at Mar. 31, 2017	$ (33,317)